SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

The Company has determined that it operates in two operating segments: (1) electric vehicles and accessories sales, and (2) software royalties and development and design services.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s assets, revenue and income, which is considered as a segment operating performance measure, for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30, 2024
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$20,164,937	$188,900	$20,353,837
Non-current assets	2,757,808	1,347,801	4,105,609
Revenues	12,076,334	56,334	12,132,668
Depreciation and amortization	89,791	413,978	503,769
Segment income (loss) before tax	452,479	(476,687)	(24,208)
Segment gross profit margin	14%	-600%	11%
Net income (loss)	$163,440	(476,687)	(313,247)

	Six Months Ended June 30, 2023
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$13,617,876	$741,548	$14,359,424
Non-current assets	1,648,698	1,422,157	3,070,855
Revenues	7,496,861	640,959	8,137,820
Depreciation and amortization	91,200	230,139	321,339
Segment income before tax	811,842	109,395	921,237
Segment gross profit margin	12%	39%	15%
Net income	$590,072	$81,965	$672,037